Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

TINGO GROUP, Inc. (the “Company”, “We”, “us”, “our”) was formed as a Delaware corporation on January 31, 2002 under the name Lapis Technologies, Inc. On March 14, 2013, we changed our corporate name to Micronet Enertec Technologies, Inc. On July 13, 2018, following the sale of our former subsidiary, Enertec Systems Ltd., we changed our name to MICT, Inc. On February 27, 2023, following the merger transaction with Tingo., we changed our name to TINGO GROUP, Inc. Our shares have been listed for trading on The Nasdaq Capital Market since April 29, 2013 under the symbol “TIO”.

The Company is a holding company conducting financial technology business and agri-fintech business through its subsidiaries and entities, both wholly-owned and controlled through various VIE arrangements (“VIE entities”, together with the Company, the “Group”), which are located mainly in Africa, Southeast Asia and the Middle East. The Group’s business has changed materially since December 1, 2022, following the completion of two material acquisitions of Tingo Mobile and Tingo Foods, the details of which are described under Acquisition of Tingo Mobile, Acquisition of Tingo Foods.

We currently operate in 4 segments: (i) Verticals and Technology, comprised of our operations in China where we have 3 VIE entities through which we primarily operate our insurance brokerage business; (ii) Online Stock Trading, primarily comprised of the operation of Magpie Securities Limited (“Magpie”) through which we operate the online stock trading business, primarily out of Hong Kong and Singapore; (iii) Comprehensive Platform Service which includes the operations of Tingo Mobile described above; and (iv) Tingo Food Processing, where crops and raw foods are processed into finished products, through Tingo Foods, (purchased by the Company in February 2023) which commenced food processing operations in August 2022.

Since July 1, 2020, as a result of the Company’s acquisition of GFHI (the “GFHI Acquisition”) the Group has been operating in the financial technology sector. GFHI is a financial technology company with a marketplace in China, as well as the wider southeast Asia area and other parts of the world and is currently in the process of building various platforms for business opportunities in different verticals and technology segments to capitalize on such technology and business, including the Company’s recent acquisitions of Tingo Mobile and Tingo Foods. The Company plans to increase its capabilities and its technological platforms through acquisition and licensing technologies to support its growth efforts, particularly in the agri-fintech, payment services, digital marketplace and financial services sectors.

In China, the Company is principally focused on developing insurance broker business and products across approximately 130 insurance branches in China through its subsidiaries and VIE entities, with planned expansion into additional markets. The Company has developed highly scalable proprietary platforms for insurance products (B2B, B2B2C and B2C) and financial services/products (B2C), the technology for which is highly adaptable for other applications and markets.

Following GFH Intermediate Holdings Ltd (“Intermediate”) acquisition of Magpie, a Hong Kong securities and investment services firm, on February 26, 2021 and the subsequent regulatory approval from the Hong Kong Securities and Futures Commission (“HKSFC”), Magpie is licensed to carry on Type 1 (dealing in securities), Type 2 (dealing in futures contracts), Type 4 (advising on securities) and Type 9 (asset management) regulated activities in Hong Kong.

Magpie launched Magpie Invest, a global stock trading app, on September 15, 2021. It is a proprietary technology investment trading platform that is currently operational in Hong Kong. Magpie has memberships/registrations with the Hong Kong Stock Exchange (“HKSE”), the London Stock Exchange (“LSE”) and the requisite Hong Kong and China Direct clearing companies. The Company’s financial services business and first financial services product, the Magpie Invest app, is able to trade securities on National Association of Securities Dealers Automated Quotations (“ NASDAQ”), New York Stock Exchange (“NYSE”), TMX, HKSE, China Stock Connect, LSE, the Frankfurt Stock Exchange and the Paris Stock Exchange.

The growth of Magpie will continue to be realized and executed through the Company’s business development efforts, which include the pivot of Magpie’s strategic focuses to B2B, white-label and payment services in response to the change in market conditions for the retail client sector that materialized in 2022. In order to strengthen Magpie’s offering to potential B2B and white-label clients, and enable the broadening of its product offering, management made the decision to apply for a Capital Markets License (“CMS License”) from the Monetary Authority of Singapore (“MAS”), which was granted in full on September 20, 2022. Magpie’s CMS License enables it to offer several new products, including leveraged foreign exchange products and contracts for differences (“CFDs”), including CFDs on commodities prices and crypto-currency prices.

Acquisition of Tingo Mobile

Overview. On December 1, 2022, the Company acquired Tingo Mobile Limited, an agri-fintech business based in Nigeria (“Tingo Mobile”), from Tingo Inc., a Nevada corporation (“TMNA”). Under the terms of the Merger Agreement we entered into with TMNA and representatives of the shareholders of each of TMNA and the company (“Merger Agreement”), TMNA contributed its ownership of Tingo Mobile to a newly organized holding company incorporated in the British Virgin Islands (“Tingo BVI Sub”). TMNA then merged Tingo BVI Sub with and into MICT Fintech Ltd., a wholly-owned subsidiary of the company organized in the British Virgin Islands (“MICT Fintech”), resulting in Tingo Mobile being wholly-owned by the Company (hereinafter, the “Merger”).

Consideration Provided. As consideration for Tingo Mobile, we issued to TMNA 25,783,675 shares of our common stock, equal to 19.9% of our outstanding shares, calculated as of the closing date of the Merger (the “Common Consideration Shares”) and two series of convertible preferred shares – Series A Convertible Preferred Stock (“Series A Preferred Stock”) and Series B Convertible Preferred Stock (“Series B Preferred Stock”).

Key Terms of Series A Preferred Stock. Upon the approval of our stockholders, the Series A Preferred Stock will convert into 20.1% of the outstanding shares of our common stock, calculated as of the closing date of the Merger. If such shareholder approval is not obtained by June 30, 2023, all issued and outstanding shares of Series A Preferred Stock must be redeemed by us in exchange for TMNA receiving 27% of the total issued and outstanding shares of Tingo Group Holdings, LLC, a Delaware-incorporated subsidiary of the company (“TGH”) that is the immediate parent company of MICT Fintech, which in turn would reduce the Company’s interests in TGH and therefore Tingo Mobile by 27%.

Key Terms of Series B Preferred Stock. Upon approval by Nasdaq of the change of control of the company and upon the approval of our stockholders, the Series B Preferred Stock will convert into 35.0% of the outstanding shares of our common stock, calculated as of the closing date of the Merger, giving TMNA an aggregate ownership of 75.0% of our outstanding common stock, if both the Series A and series B preferred stock are converted in full. If such shareholder or Nasdaq approval is not obtained by June 30, 2023, TMNA will have the right to cause us to redeem all of the Series B Preferred Stock for (x) $666,666,667 or, (y) an amount of common stock of TGH equivalent in value to $666,666,667.

Loan to TMNA. In connection with the Merger Agreement, we also loaned $23.7 million to TMNA. The loan bears interest at 5.0% per annum and matures on May 10, 2024.

Acquisition of Tingo Foods

On February 9, 2023 (“Effective Date”), the Company. and MICT Fintech Ltd., an indirect wholly owned subsidiary of the Company organized under the laws of the British Virgin Islands (“TINGO GROUP Fintech”) purchased from Dozy Mmobuosi 100% of the ordinary shares of Tingo Foods PLC (“Tingo Foods”) (the “Acquisition”). Mr. Mmobuosi is the majority shareholder, Chairman and Chief Executive Officer of TMNA.

Tingo Foods started its operational business in August 2022.

As consideration for the Acquisition, the Company agreed to pay Mr. Mmobuosi, a purchase price equal to the cost value of Tingo Foods’ stock, which will be satisfied by the issuance of a secured promissory note (“Promissory Note”) in the amount of US$204,000 and certain undertakings and obligations of the Company. The Promissory Note is for a term of two years with an interest rate of 5%. MICT Fintech agreed to certain covenants with respect to its ability to incur additional debt or create additional liens. The Acquisition will not result in any new issuance of the Company common stock, nor of any instruments convertible into shares of the Company.

The parties additionally agreed that Mr. Mmobuosi, as the owner of the real property on which the business of Tingo Foods is located and operates, to finance and complete construction of the building, and for the Company and Tingo Foods to fit out the building and premises, including the installation of mechanized equipment, for the specialized operations of a large food processing facility. Lastly, Mr. Mmobuosi will also provide the Company and Tingo Foods with a long-term lease with respect to the real property.

On February 14, 2023, the Company through its wholly owned subsidiary Tingo Mobile, and Visa, the global leader in digital payments, launched their pan-African strategic partnership, which aims to improve access to digital payments and financial services, and drive financial inclusion across Africa. The launch of the Tingo Visa card, together with the new TingoPay Super App and the TingoPay business portal, opens significant global opportunities to Tingo’s subscribers, allowing secure cashless payments at more than 61 million merchants in over 200 countries through Visa’s global network, as well as the ability for business subscribers to more readily and securely accept payments from customers and other third parties.

The following diagram illustrates the Company’s current corporate structure, including its subsidiaries, and variable interest entities (“VIEs”), as of March 31, 2023:

Variable Interest Entities (VIEs)

We currently conduct our insurance broker business in China using 3 VIEs. The Company consolidates certain VIEs for which it is the primary beneficiary. VIEs consist of certain operating entities not wholly owned by the Company.

The assets and liabilities of the Company’s VIEs prior to intercompany adjustments included in the Company’s unaudited condensed consolidated financial statements as of March 31, 2023 and December 31, 2022 are as follows:

	March 31, 2023	December 31, 2022
Current assets:
Cash and cash equivalent	$1,276	$3,690
Trade accounts receivable, net	4,678	6,823
Related party receivables	2,533	2,001
Other current assets	1,400	2,278
Total current assets	9,887	14,792

Property and equipment, net	163	176
Intangible assets, net	5,712	5,712
Long-term deposit and other non-current assets	19	48
Right of use assets under operating lease	669	711
Restricted cash escrow	1,485	1,479
Deferred tax assets	840	793
Total long-term assets	8,888	8,919

Total assets	$18,775	$23,711

Current liabilities:
Short-term loan	$138	$286
Trade accounts payable	1,915	4,817
Related party payables	4,099	4,002
Current operating lease liability	269	230
Other current liabilities	2,754	4,515
Total current liabilities	9,175	13,850

Long-term liabilities:
Long-term loan	379	377
Long-term operating lease liability	327	257
Deferred tax liability	223	224
Total long-term liabilities	929	858

Total liabilities	$10,104	$14,708

Net revenues, loss from operations and net loss of the VIEs that were included in the Company’s unaudited condensed consolidated financial statements for the three-month ended March 31, 2023 and 2022 are as follows:

	For the three months Ended	For the three months Ended
	March 31,	March 31,
	2023	2022
Net revenues	$18,636	$8,864
Loss from operations	$(807)	$(2,184)
Net loss	$(345)	$(1,572)

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

TINGO GROUP, Inc. (“TINGO GROUP” or the “Company”) was formed as a Delaware corporation on January 31, 2002 under the name Lapis Technologies, Inc. On March 14, 2013, we changed our corporate name to Micronet Enertec Technologies, Inc. On July 13, 2018, following the sale of our former subsidiary, Enertec Systems Ltd., we changed our name to MICT, Inc. On February 27, 2023, following the acquisition of Tingo Mobile Limited (“Tingo Mobile”), we changed our name to TINGO GROUP, Inc. Our shares have been listed for trading on The Nasdaq Capital Market since April 29, 2013 under the symbol “TIO”.

The Company is a holding company conducting financial technology business and agri-fintech business through its subsidiaries and entities, both wholly-owned and controlled through various VIE arrangements (“VIE entities”), which are located mainly in Africa, Southeast Asia and the Middle East. The Company’s business has changed materially since December 1, 2022, following the completion of two material acquisitions of Tingo Mobile and Tingo Foods.

We currently operate in 3 segments (i) Verticals and Technology, comprising of our operations in China where we have 3 VIEs through which we operate, mainly, our business of insurance brokerage (see Notes 9, 10, 11, and 12).; (ii) Online Stock Trading, comprising mainly the operation of Magpie Securities Limited (“Magpie”) through which we operate the business of online stock trading, located mainly in Hong Kong and Singapore; (iii) Comprehensive Platform Service which includes the operations of Tingo Mobile described above and includes the operations of Tingo Mobile for the month of December.

Since July 1, 2020, following the completion of TINGO GROUP’s acquisition of GFH Intermediate Holdings Ltd or Intermediate (the “GFHI Acquisition”) the Company has been operating in the financial technology sector. GFHI is a financial technology company with a marketplace in China, as well as the wider Southeast Asia area and other parts of the world and is currently in the process of building various platforms for business opportunities in different verticals and technology segments to capitalize on such technology and business, including to compliment TINGO GROUP’s recent acquisitions of Tingo Mobile and Tingo Foods. The Company plans to increase its capabilities and its technological platforms through acquisition and licensing technologies to support its growth efforts, particularly in the agri-fintech, payment services, digital marketplace and financial services sectors.

In China, TINGO GROUP is principally focused on developing insurance broker business and products across approximately 130 insurance branches in China through its subsidiaries and VIE entities, with planned expansion into additional markets. The Company has developed highly scalable proprietary platforms for insurance products business-to-business (“B2B”) and business-to-business-to-consumer (“B2B2C”) and business -to-consumer (“B2C”) and financial services/products, the technology for which is highly adaptable for other applications and markets.

Following GFH Intermediate Holdings Ltd’s (“Intermediate”) acquisition of Magpie, a Hong Kong securities and investment services firm, on February 26, 2021 and the subsequent receipt of regulatory approval from the Hong Kong Securities and Futures Commission, Magpie is licensed to deal in securities, futures and options, and also undertake the business of securities advisory services and asset management.

Magpie launched Magpie Invest, a global stock trading app, on September 15, 2021. It is a proprietary technology investment trading platform that is currently operational in Hong Kong. The technology of Magpie Invest allows the platform to connect to all major stock exchanges. Magpie has memberships/registrations with the Hong Kong Stock Exchange (“HKSE”), the London Stock Exchange (“LSE”) and the requisite Hong Kong and China Direct clearing companies. TINGO GROUP’s financial services business and first financial services product, the Magpie Invest app, is able to trade securities on National Association of Securities Dealers Automated Quotations (“NASDAQ”), New York Stock Exchange (“NYSE”), TMX, HKSE, China Stock Connect, LSE, the Frankfurt Stock Exchange and the Paris Stock Exchange.

The growth of Magpie will continue to be realized and executed through the Company’s business development efforts, which include the pivot of Magpie to a B2B, white-label and payment services strategy in respond to the significant change in market conditions for the retail client sector that materialized in 2022. In order to strengthen Magpie’s offering to potential B2B and white-label clients, and enable the broadening of its product offering, management made the decision to apply for a Capital Markets License (“CMS License”) from the Monetary Authority of Singapore (“MAS”), which was granted in full on September 20, 2022. Magpie’s CMS License enables it to offer several new products, including leveraged foreign exchange products and contract for differences (“CFDs”), including CFDs on commodities prices and crypto-currency prices.

On December 1, 2022, the Company acquired Tingo Mobile, an agri-fintech business based in Nigeria, from Tingo Inc., a Nevada corporation (“TMNA”). Under the terms of the merger agreement, we entered into with TMNA and representatives of the shareholders of each of TMNA and the Company (“Tingo Merger Agreement”), TMNA contributed its ownership of Tingo Mobile to a newly organized holding company incorporated in the British Virgin Islands (“Tingo BVI Sub”). TMNA then merged Tingo BVI Sub with and into MICT Fintech Ltd., a wholly-owned subsidiary of the Company organized in the British Virgin Islands (“MICT Fintech”), resulting in Tingo Mobile being wholly-owned by the Company.

As of December  31, 2022, Tingo Mobile had approximately 9.3 million subscribers using its mobile phones and Nwassa payment platform. Tingo Mobile believes that Nwassa payment platform is Africa’s leading digital agriculture ecosystem that empowers rural farmers and agri-businesses by using proprietary technology to enable access to markets in which they operate. The Nwassa payment platform also has an escrow structure that creates trust between buyers and sellers. Tingo Mobile’s system provides real-time pricing, straight from the farms, eliminating middlemen. Users’ customers pay for produce bought using available pricing on our Nwassa payment platform. The Nwassa payment platform is paperless, verified and matched against a smart contract. Data is efficiently stored on the blockchain.

The Nwassa payment platform has created an escrow solution that secures the buyer, where funds are not released to its subscribers until fulfilment. The Nwassa payment platform also facilitates trade financing, ensuring that banks and other lenders compete to provide credit to its subscribers.

Pursuant to the Tingo Merger Agreement, TMNA transferred its ownership of Tingo Mobile to Tingo BVI Sub, which was then merged with and into MICT Fintech, a wholly-owned subsidiary of Tingo Group Holdings, LLC, a Delaware limited liability company and a wholly-owned subsidiary of TINGO GROUP (“TGH”).

On December 1, 2022 (the “Tingo Closing”), pursuant to certain joinder agreements, TGH and MICT Fintech were added as parties to the Tingo Merger Agreement, and TINGO GROUP completed the merger of Tingo BVI Sub with and into MICT Fintech (the “Tingo Combination”).

Liquidity

The Company has been incurring losses in 2022 and 2021. The loss from operations were US$11,792 and US$37,896 as of December 31, 2022 and 2021, respectively. The net cash in operating activities was US$46,011 for the year ended December 31, 2022 and US$31,336 net cash used in operating activities for the years ended December 31, 2021.

The Company’s primary resources of cash has been its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of December 31, 2022 and 2021, the Company’s balance of cash and cash equivalents was $500,316 and $96,619, respectively.

The Company believes its existing cash will be sufficient to fund its anticipated operating cash requirements for at least twelve months following the date of this filing.

The Company’s operations and business may still be subject to adverse effect due to the unprecedented conditions surrounding the spread of COVID-19 throughout North America, Israel, China and the world. Although currently the COVID-19 (due to the measures implemented to reduce the spread of the virus) have not had a material adverse effect on the Company consolidated financial reports; there can be no assurance that Company’s financial reports will not be affected in the future from COVID-19 or resulting from restrictions and other government actions.

Variable Interest Entities (VIEs)

We currently conduct our insurance broker business in China using 3 VIEs (see Notes 9, 10, 11 and 12). The Company consolidates certain VIEs for which it is the primary beneficiary. VIEs consist of certain operating entities not wholly owned by the Company. See Note 2 for more information on the Company’s accounting policies related to the consolidation of VIEs.

The assets and liabilities of the Company’s VIEs that were included in the Company’s consolidated balance sheets are as follows:

	December 31, 2022	December 31, 2021
Current assets:
Cash	$3,690	$1,260
Accounts receivable, net	6,823	2,462
Related parties	2,001	-
Other current assets	2,278	4,550
Total current assets	14,792	8,272

Property and equipment, net	176	208
Intangible assets	5,712	5,718
Long-term prepaid expenses	48	48
Right of use assets	711	530
Restricted cash	1,479	1,632
Deferred tax assets	793	369
Total long-term assets	8,919	8,505

Total assets	$23,711	$16,777

Current liabilities:
Short term loan from others	$286	$1,155
Trade accounts payable	4,817	697
Related party	4,002	4,583
Operating lease short term liability	230	-
Other current liabilities	4,515	2,401
Total current liabilities	13,850	8,836

Long-term liabilities:
Long term loan	377	-
Lease liability	257	106
Deferred tax liability	224	224
Total long-term liabilities	858	330

Total liabilities	$14,708	$9,166

Revenues, loss from operations and net loss of the VIEs that were included in the Company’s consolidated statements of operations are as follows:

	Year ended December 31,
	2022	2021
	USD in thousands	USD in thousands

Revenues	$51,841	$19,683
Loss from operations	$(1,531)	$(1,883)
Net loss	$(541)	$(526)